6 - Intangible Assets - Amortization Expense (Details) - Quarterly (USD $)	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
2014	$ 20,100	$ 15,075
2015	20,100	20,100
2016	20,100	20,100
2017	20,100	20,100
2018	$ 20,100	$ 20,100